Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Compensation for key management personnel
Compensation for key management personnel was comprised of:

	2018	2017

Short-term employee benefits	$24,821	$26,569
Share-based compensation	12,796	11,525
Post-employment benefits	4,323	5,914
Termination benefits	860	916

Total	$42,800	$44,924

(a) Excludes deferred share units held by directors (see note 24).